UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  J. Michael Barron
                           Title:  Chief Executive Officer
                           Phone:  (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 12, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State               Date


                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   63

Form 13F Information Table Value Total:   $299,646 (thousands)

List of Other Included Managers: NONE
































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

                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/04
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104    11631 1647394.0000  SH        SOLE            1647394.0000
                                                         360   51000.0000  SH       OTHER              51000.0000
Abbott Laboratories            COM        002824100     6097  148347.7890  SH        SOLE             148347.7890
                                                          12     300.0000  SH       OTHER                300.0000
Accenture Ltd.                 COM        G1150G111    12886  519580.0000  SH        SOLE             519580.0000
                                                         201    8100.0000  SH       OTHER               8100.0000
Anglogold Ashanti Limited      COM        035128206    11000  260223.0000  SH        SOLE             260223.0000
                                                         211    5000.0000  SH       OTHER               5000.0000
BCE Inc.                       COM        05534B109     5058  240509.0000  SH        SOLE             240509.0000
Bearingpoint Inc               COM        074002106      187   17500.0000  SH        SOLE              17500.0000
Biomet Inc.                    COM        090613100    11025  287406.0000  SH        SOLE             287406.0000
                                                         282    7350.0000  SH       OTHER               7350.0000
Bristol-Myers Squibb           COM        110122108     1826   75350.0000  SH       OTHER              75350.0000
Canyon Resources Corp          COM        138869300      814  175000.0000  SH        SOLE             175000.0000
Celgene Corp.                  COM        151020104      671   13500.0000  SH        SOLE              13500.0000
Cendant Corporation            COM        151313103    11362  465842.0000  SH        SOLE             465842.0000
                                                         244   10000.0000  SH       OTHER              10000.0000
Chesapeake Energy              COM        165167107    15891 1185928.0000  SH        SOLE            1185928.0000
                                                         670   50000.0000  SH       OTHER              50000.0000
Comcast Cl A Special           COM        20030N200    10623  381438.0000  SH        SOLE             381438.0000
                                                         274    9850.0000  SH       OTHER               9850.0000
Computer Sciences Cor          COM        205363104     9645  239141.0000  SH        SOLE             239141.0000
                                                         161    4000.0000  SH       OTHER               4000.0000
Delta & Pine Land C            COM        247357106     9940  398394.0000  SH        SOLE             398394.0000
                                                         172    6900.0000  SH       OTHER               6900.0000
Dillards Inc cl A              COM        254067101    12481  651390.0000  SH        SOLE             651390.0000
                                                         295   15400.0000  SH       OTHER              15400.0000
Dun & Bradstreet Corp.         COM        26483E100    11118  207807.0000  SH        SOLE             207807.0000
                                                         183    3425.0000  SH       OTHER               3425.0000
Edwards Lifesciences           COM        28176E108    11034  345346.0000  SH        SOLE             345346.0000
                                                         297    9300.0000  SH       OTHER               9300.0000
El Paso Corp                   COM        28336L109      196   27500.0000  SH        SOLE              27500.0000
Enbridge Energy Partners       COM        29250R106      252    4925.0000  SH        SOLE               4925.0000
Freeport Mc cl B               COM        35671D857    11140  284994.0000  SH        SOLE             284994.0000
                                                         246    6300.0000  SH       OTHER               6300.0000
Gene Logic Inc.                COM        368689105     1469  290925.0000  SH        SOLE             290925.0000
                                                          84   16700.0000  SH       OTHER              16700.0000
IAC/InterActive Corp           COM        44919P102    11078  350239.0000  SH        SOLE             350239.0000
                                                         239    7550.0000  SH       OTHER               7550.0000
IDEXX Laboratories             COM        45168D104    13271  233351.0000  SH        SOLE             233351.0000
                                                         341    6000.0000  SH       OTHER               6000.0000
IDT Corp Pfd B                 COM        448947309     2188  108568.0000  SH        SOLE             108568.0000
IDT {IDTC}                     COM        448947101     9865  496490.0000  SH        SOLE             496490.0000
                                                         343   17250.0000  SH       OTHER              17250.0000
Lockheed Martin Corp.          COM        539830109     9076  198853.0000  SH        SOLE             198853.0000
                                                         132    2900.0000  SH       OTHER               2900.0000
McKesson Corp                  COM        58155Q103    11384  378335.0000  SH        SOLE             378335.0000
                                                         212    7050.0000  SH       OTHER               7050.0000
Newmont Mining Corp Hlding Co  COM        651639106      938   20115.0000  SH        SOLE              20115.0000
Northgate Minerals Corp        COM        666416102      349  140000.0000  SH        SOLE             140000.0000
Northrop Grumman Corp          COM        666807102     9724   98805.0000  SH        SOLE              98805.0000
                                                         177    1800.0000  SH       OTHER               1800.0000
St. Joe Company                COM        790148100    16787  412551.0000  SH        SOLE             412551.0000
                                                         871   21400.0000  SH       OTHER              21400.0000
Suncor Energy                  COM        867229106    12010  439138.0000  SH        SOLE             439138.0000
                                                         476   17400.0000  SH       OTHER              17400.0000
Tesoro Corp                    COM        881609101      670   37500.0000  SH        SOLE              37500.0000
Walgreen Company               COM        931422109     2010   61000.0000  SH       OTHER              61000.0000
Wyeth                          COM        983024100     6046  161000.0000  SH       OTHER             161000.0000
XTO Energy Inc.                COM        98385X106     8632  342007.2500  SH        SOLE             342007.2500
                                                         140    5549.0000  SH       OTHER               5549.0000
Zimmer Holdings Inc.           COM        98956P102    11755  159323.0000  SH        SOLE             159323.0000
                                                         896   12150.0000  SH       OTHER              12150.0000

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